INCOME TAXES - Income Tax Provision (Details) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Operating Loss Carryforwards [Line Items]
Change in valuation allowance		$ 49,430
Income tax provision	$ 163,808		$ 187,223
Federal
Operating Loss Carryforwards [Line Items]
Deferred		$ (49,430)